United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA FOCUSED SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

Robert M. Zakem, Esq.

Senior Vice President & General Counsel

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6363

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments

FOCUSED EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2004 (unaudited)

Securtiy Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # - 99.5%

International Equity Securities - 9.9%

SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A† (cost $47,609,645)	3,132,944	$49,594,511

Domestic Equity Securities - 89.6%

SunAmerica Focused Series, Inc. Focused 2000 Growth Portfolio, Class A†	3,915,644	57,834,069
SunAmerica Focused Series, Inc. Focused 2000 Value Portfolio, Class A†	4,362,571	88,952,831
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	9,545,012	152,815,640
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	10,205,432	148,489,035

Total Domestic Equity Securities (cost $439,871,751)		448,091,575

TOTAL INVESTMENTS (cost $487,481,396)(1)	99.5%	497,686,086
Other assets less liabilities	0.5	2,572,037

NET ASSETS	100.0%	$500,258,123

†      Non-income producing securities

#      See Note 3

@    The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2004 (unaudited)

Securtiy Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # - 99.5%

International Equity Securities - 10.2%

SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A† (cost $46,744,730)	3,154,864	$49,941,491

Domestic Equity Securities - 70.0%

SunAmerica Focused Series, Inc. Focused 2000 Growth Portfolio, Class A†	3,300,985	48,755,551
SunAmerica Focused Series, Inc. Focused 2000 Value Portfolio, Class A†	2,629,590	53,617,341
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A†	3,168,134	46,666,621
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	2,906,423	46,531,827
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	3,338,112	48,569,529
SunAmerica Focused Series, Inc. Focused Multi-Cap Growth Portfolio, Class A†	2,883,275	48,352,521
SunAmerica Focused Series, Inc. Focused Multi-Cap Value Portfolio, Class A	2,742,331	49,745,878

Total Domestic Equity Securities (cost $326,488,598)		342,239,268

Fixed Income Securities - 19.3%

SunAmerica Income Funds SunAmerica Core Bond Fund, Class A	4,624,981	47,082,302
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	4,251,115	47,272,401

Total Fixed Income Securities (cost $95,725,120)		94,354,703

TOTAL INVESTMENTS (cost $468,958,448)(1)	99.5%	486,535,462
Other assets less liabilities	0.5	2,544,263

NET ASSETS	100.0%	$489,079,725

†      Non-income producing securities

#      See Note 3

@    The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2004 (unaudited)

Securtiy Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # - 99.7%

International Equity Securities - 6.0%

SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A† (cost $24,484,068)	1,645,038	$26,040,959

Domestic Equity Securities - 58.9%

SunAmerica Focused Series, Inc. Focused 2000 Growth Portfolio, Class A†	2,308,228	34,092,522
SunAmerica Focused Series, Inc. Focused 2000 Value Portfolio, Class A†	2,406,127	49,060,937
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	5,596,579	89,601,227
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	5,572,908	81,085,813

Total Domestic Equity Securities (cost $244,760,948)		253,840,499

Fixed Income Securities - 34.8%

SunAmerica Income Funds SunAmerica Core Bond Fund, Class A	7,372,555	75,052,615
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	6,752,031	75,082,585

Total Fixed Income Securities (cost $152,641,589)		150,135,200

TOTAL INVESTMENTS (cost $421,886,605)(1)	99.7%	430,016,658
Other assets less liabilities	0.3	984,746

NET ASSETS	100.0%	$431,001,404

†      Non-income producing securities

#      See Note 3

@    The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2004 (unaudited)

Securtiy Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # - 100.0%

International Equity Securities - 4.0%

SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A† (cost $3,083,442)	212,554	$3,364,724

Domestic Equity Securities - 28.6%

SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	791,451	12,671,126
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	802,152	11,671,317

Total Domestic Equity Securities (cost $23,618,538)		24,342,443

Fixed Income Securities - 67.7%

SunAmerica Income Funds SunAmerica Core Bond Fund, Class A	1,367,333	13,919,455
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	2,122,414	23,601,240
SunAmerica Income Funds SunAmerica High Yield Bond Fund, Class A	1,472,129	6,168,222
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,493,944	13,923,555

Total Fixed Income Securities (cost $58,522,065)		57,612,472

TOTAL INVESTMENTS (cost $85,224,045)(1)	100.3%	85,319,639
Liabilities in excess of other assets	(0.3)	(239,838)

NET ASSETS	100.0%	$85,079,801

†      Non-income producing securities

#      See Note 3

@    The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — July 31, 2004 (unaudited)

Securtiy Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # - 100.5%

Domestic Equity Securities - 9.5%

SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A† (cost $3,576,369)	236,731	$3,487,047

Fixed Income Securities - 91.0%

SunAmerica Income Funds SunAmerica Core Bond Fund, Class A	728,525	7,416,386
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	1,339,351	14,893,583
SunAmerica Income Funds SunAmerica High Yield Bond Fund, Class A	903,817	3,786,990
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	794,784	7,407,388

Total Fixed Income Securities (cost $33,783,361)		33,504,347

TOTAL INVESTMENTS (cost $37,359,730)(1)	100.5%	36,991,394
Liabilities in excess of other assets	(0.5)	(187,839)

NET ASSETS	100.0%	$36,803,555

†      Non-income producing securities

#      See Note 3

@    The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2004 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 95.2%
Broadcasting & Media — 6.4%
Time Warner, Inc.†	3,684,800	$61,351,920
XM Satellite Radio Holdings, Inc., Class A†	1,990,900	52,539,851

		113,891,771

Communication Equipment — 4.4%
QUALCOMM, Inc.	1,137,987	78,612,142

Computers & Business Equipment — 1.5%
Dell, Inc.†	743,700	26,379,039

Computer Software — 13.7%
Automatic Data Processing, Inc.†	960,100	40,304,998
Electronic Arts, Inc.†	1,548,105	77,606,504
Microsoft Corp.	4,409,200	125,485,832

		243,397,334

Electronics — 13.6%
Applied Materials, Inc.†	3,207,600	54,432,972
Intel Corp.	3,711,600	90,488,808
Samsung Electronics Co., Ltd.†	124,280	44,275,745
Texas Instruments, Inc.	2,510,000	53,538,300

		242,735,825
Energy Sources — 3.1%
BP, PLC†	967,500	54,528,300

Financial Services — 9.7%
Countrywide Financial Corp.†	502,558	36,234,432
Merrill Lynch & Co., Inc.	1,091,600	54,274,352
SLM Corp.	2,184,197	82,824,750

		173,333,534

Food, Beverage & Tobacco — 2.9%
Coca-Cola Co.	1,161,500	50,943,390

Health Services — 4.6%
UnitedHealth Group, Inc.	1,311,484	82,492,344

Housing & Household Durables — 3.6%
Lennar Corp., Class A	1,521,336	64,930,620

Insurance — 0.3%
Berkshire Hathaway, Inc., Class A†	67	5,845,750

Internet Content — 7.9%
Amazon.com, Inc.†	905,000	35,222,600
IAC/InterActiveCorp†	1,970,000	53,781,000
NetFlix, Inc.†	2,503,000	51,311,500

		140,315,100

Machinery — 3.6%
Caterpillar, Inc.	869,293	63,884,342

Medical Products — 5.6%
Boston Scientific Corp.†	2,631,176	100,668,794

Multi-Industry — 3.1%
Tyco International, Ltd.	1,780,050	55,181,550

Pharmaceuticals — 11.2%
Amgen, Inc.†	1,081,400	61,510,032
Eli Lilly & Co.	812,500	51,772,500
Genentech, Inc.†	1,772,450	86,282,866

		199,565,398

Total Investment Securities - 95.2% (cost $1,451,395,443)		1,696,705,233

SHORT-TERM SECURITIES — 6.1%
Federal Home Loan Bank Consolidated Disc. Notes 1.18% due 08/04/04	$4,000,000	3,999,608
Federal Home Loan Bank Consolidated Disc. Notes 1.22% due 08/18/04	100,000	99,943
Federal Home Loan Bank Consolidated Disc. Notes 1.31% due 08/27/04	500,000	499,527
Federal Home Loan Mtg. Disc. Notes 1.10% due 08/10/04	100,000	99,972
Federal Home Loan Mtg. Disc. Notes 1.26% due 08/17/04	500,000	499,720
Federal Home Loan Mtg. Disc. Notes 1.28% due 08/17/04	500,000	499,716
Federal Home Loan Mtg. Disc. Notes 1.35% due 09/08/04	700,000	699,002
Federal Home Loan Mtg. Disc. Notes 1.36% due 09/21/04	500,000	499,037
Federal Home Loan Mtg. Disc. Notes 1.44% due 09/14/04	1,000,000	998,240
Federal Home Loan Mtg. Disc. Notes 1.50% due 10/26/04	46,800,000	46,638,680
Federal Home Loan Mtg. Disc. Notes 1.53% due 12/08/04	5,000,000	4,970,135

Federal National Mtg. Assoc. Disc. Notes 1.16% due 08/18/04	200,000	199,891
Federal National Mtg. Assoc. Disc. Notes 1.18% due 08/25/04	100,000	99,921
Federal National Mtg. Assoc. Disc. Notes 1.19% due 08/04/04	2,300,000	2,299,772
Federal National Mtg. Assoc. Disc. Notes 1.22% due 09/01/04	200,000	199,790
Federal National Mtg. Assoc. Disc. Notes 1.23% due 08/12/04	300,000	299,887
Federal National Mtg. Assoc. Disc. Notes 1.25% due 08/18/04	300,000	299,823
Federal National Mtg. Assoc. Disc. Notes 1.37% due 08/25/04	1,600,000	1,598,539
Federal National Mtg. Assoc. Disc. Notes 1.37% due 09/20/04	6,200,000	6,188,203
Federal National Mtg. Assoc. Disc. Notes 1.39% due 10/06/04	2,800,000	2,792,619
Federal National Mtg. Assoc. Disc. Notes 1.40% due 09/27/04	23,400,000	23,348,130
Federal National Mtg. Assoc. Disc. Notes 1.40% due 10/13/04	11,200,000	11,167,296

Total Short-Term Securities (cost $107,994,677)		107,997,451

REPURCHASE AGREEMENTS — 1.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $10,550,308 and collateralized by $10,665,000 of Federal Home Loan Mtg. Disc. Notes, bearing interest at 2.42%, due 09/16/05 and having an approximate aggregate value of $10,761,486	10,550,000	10,550,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $7,784,227 and collateralized by $7,140,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate aggregate value of $7,943,250	7,784,000	7,784,000

Total Repurchase Agreements (cost $18,334,000)		18,334,000

TOTAL INVESTMENTS (cost $1,577,724,120)(1)	102.3%	1,823,036,684

Liabilities in excess of other assets	(2.3)	(40,423,527)

NET ASSETS	100.0%	$1,782,613,157

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2004 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 92.1%
Automotive — 4.1%
Advanced Auto Parts, Inc.†	350,000	$12,992,000

Banks — 2.5%
Bank of America Corp.	95,000	8,075,950

Broadcasting & Media — 12.7%
Echostar Communications Corp., Class A†	285,000	7,900,200
Fox Entertainment Group, Inc., Class A†	330,000	8,919,900
Radio One, Inc.†	906,100	13,999,245
XM Satellite Radio Holdings, Inc., Class A†	350,000	9,236,500

		40,055,845

Business Services — 4.4%
FutureLink Corp.†(3)	1,785	0
Monster Worldwide, Inc.†	625,500	13,817,295

		13,817,295

Communication Equipment — 2.6%
Avaya, Inc.†	570,000	8,350,500

Computers & Business Equipment — 5.4%
Apple Computer, Inc.†	528,000	17,075,520

Computer Software — 2.7%
Cognos, Inc.†	252,500	8,504,200

Electronics — 11.4%
Integrated Circuit Systems, Inc.†	478,300	11,440,936
Lam Research Corp.†	807,600	19,261,260
Tessera Technologies, Inc.†	305,300	5,312,220

		36,014,416

Energy Sources — 2.5%
Denbury Resources, Inc.†	357,400	7,809,190

Financial Services — 2.8%
E*TRADE Financial Corp.†	793,800	8,787,366

Forest Products — 3.5%
Aracruz Celulose Sponsored ADR	325,000	11,245,000

Health Services — 7.7%
Pediatrix Medical Group, Inc.†	184,100	11,642,484
UnitedHealth Group, Inc.	204,680	12,874,372

		24,516,856

Household Products — 3.1%
Estee Lauder Cos., Class A	225,000	9,877,500

Internet Content — 9.3%
Ask Jeeves, Inc.†	259,400	7,543,352
eBay, Inc.†	50,000	3,916,500
NetFlix, Inc.†	658,900	13,507,450
Yahoo!, Inc.†	145,400	4,478,320

		29,445,622

Machinery — 3.1%
Dover Corp.	250,000	9,920,000

Medical Products — 3.2%
Forest Laboratories, Inc.†	200,000	10,058,000

Pharmaceuticals — 6.2%
Celgene Corp.†	204,120	10,885,719
Pfizer, Inc.	270,000	8,629,200

		19,514,919

Retail — 1.4%
Kohl’s Corp.†	100,000	4,576,000

Telecommunications — 3.5%
Nextel Communications, Inc., Class A†	485,730	11,055,215

Total Investment Securities - 92.1% (cost $268,893,670)		291,691,394

SHORT-TERM SECURITIES — 3.4%
Prudential Funding Corp. 1.29% due 08/02/04	$5,600,000	5,599,799
UBS Finance Delaware, LLC 6.56% due 08/02/04	5,000,000	4,999,817

Total Short-Term Securities (cost $10,599,616)		10,599,616

REPURCHASE AGREEMENTS — 6.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	753,000	753,000
UBS Warburg, LLC Joint Repurchase Agreement(2)	10,000,000	10,000,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $10,132,296 and collateralized by $9,290,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate aggregate value of $10,335,125	10,132,000	10,132,000

Total Repurchase Agreements (cost $20,885,000)		20,885,000

TOTAL INVESTMENTS (cost $300,378,286)(1)	102.1%	323,176,010

Liabilities in excess of other assets	(2.1)	(6,593,058)

NET ASSETS	100.0%	$316,582,952

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

(2)   See Note 2 for details of Joint Repurchase Agreement

(3)   Security obtained prior to Portfolio merger and change in investment technique

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED 2000 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2004 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 96.0%
Automotive — 1.4%
CarMax, Inc.†	200,000	$4,160,000

Banks — 1.9%
Fidelity Bankshares, Inc.	74,600	2,550,574
Wintrust Financial Corp.	56,600	3,001,498

		5,552,072

Broadcasting & Media — 0.5%
Lin TV Corp., Class A†	80,000	1,452,000

Business Services — 5.1%
Central European Distribution Corp.†	217,500	5,243,925
ChoicePoint, Inc.†	160,000	6,720,000
Exult, Inc.†	300,000	1,572,000
SFBC International, Inc.†	42,616	1,450,649

		14,986,574

Communication Equipment — 3.9%
CommScope, Inc.†	257,900	5,312,740
Foundry Networks, Inc.†	578,000	5,930,280

		11,243,020

Computer Software — 1.7%
Hyperion Solutions Corp.†	120,500	4,942,910

Education — 1.3%
Universal Technical Institute, Inc.†	120,000	3,924,000

Electronics — 9.7%
AMIS Holdings, Inc.†	212,000	3,122,760
Cyberoptics Corp.†	300,000	5,598,000
Integrated Silicon Solution, Inc.†	626,853	5,278,102
Leadis Technology, Inc.†	329,571	3,625,281
Omnivision Technologies, Inc.†	325,598	3,835,545
Pixelworks, Inc.†	295,210	2,890,106
Ultralife Batteries, Inc.†	240,000	3,933,600

		28,283,394

Energy Sources — 3.7%
Southwestern Energy Co.†	194,500	6,260,955
Ultra Petroleum Corp.†	98,000	4,397,260

		10,658,215

Financial Services — 7.2%
Chicago Mercantile Exchange	60,000	7,530,000
Euronet Worldwide, Inc.†	222,655	4,007,790
First Marblehead Corp.†	180,000	7,552,800
Jefferies Group, Inc.	60,000	1,880,400

		20,970,990

Health Services — 11.8%
AMERIGROUP Corp.†	150,000	7,194,000
Centene Corp.†	126,500	4,933,500
Connetics Corp.†	253,200	6,970,596
LCA Vision, Inc.†	225,320	5,878,599
Manor Care, Inc.	160,000	5,000,000
Select Medical Corp.	336,200	4,316,808

		34,293,503

Housing & Household Durables — 1.4%
Toll Brothers, Inc.†	100,000	3,974,000

Insurance — 4.8%
Arch Capital Group, Ltd.†	200,000	7,700,000
Axis Capital Holdings, Ltd.	250,000	6,425,000

		14,125,000

Internet Content — 2.6%
aQuantive, Inc.†	466,173	3,981,117
Digitas, Inc.†	463,100	3,098,139
Harris Interactive, Inc.†	73,500	471,135

		7,550,391

Internet Software — 1.7%
eResearch Technology, Inc.†	200,000	4,982,000

Leisure & Tourism — 11.0%
Cheesecake Factory, Inc.†	60,000	2,506,200
Ctrip.com International, Ltd.†	154,183	5,396,405
Kerzner International, Ltd.†	120,000	5,629,200
Krispy Kreme Doughnuts, Inc.†	150,000	2,361,000
RARE Hospitality International, Inc.†	208,600	5,884,606
Skywest, Inc.	216,500	3,059,145
Wynn Resorts, Ltd.†	200,000	7,156,000

		31,992,556

Machinery — 2.4%
Ceradyne, Inc.†	184,500	7,079,265

Medical Products — 5.7%
Cooper Cos., Inc.	95,500	5,677,475
Edwards Lifesciences Corp.†	160,000	5,627,200
Kensey Nash Corp.†	188,300	5,327,007

		16,631,682

Metals & Mining — 4.0%
NS Group, Inc.†	290,200	4,945,008
Steel Dynamics, Inc.†	202,200	6,622,050

		11,567,058

Pharmaceuticals — 1.2%
Martek Biosciences Corp.†	72,758	3,442,908

Retail — 8.6%
Aeropostale, Inc.†	162,900	4,965,192
Hot Topic, Inc.†	331,800	5,282,256
Select Comfort Corp.†	200,000	4,086,000
Sharper Image Corp.†	167,500	4,472,250
Urban Outfitters, Inc.†	210,000	6,245,400

		25,051,098

Telecommunications — 3.3%
Carrier Access Corp.†	413,224	3,074,387
Novatel Wireless, Inc.†	282,658	6,492,654

		9,567,041

Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	70,000	3,061,100

Total Investment Securities - 96.0% (cost $253,402,034)		279,490,777

REPURCHASE AGREEMENTS — 5.0%

Agreement with State Street Bank & Trust Co., bearing interest at 1.15%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $5,616,538 and collateralized by $5,150,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $5,729,375	$5,616,000	5,616,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $8,893,259 and collateralized by $8,690,000 of United States Treasury Notes, bearing interest at 4.63%, due 05/15/06 and having an approximate value of $9,077,157	8,893,000	8,893,000

Total Repurchase Agreements (cost $14,509,000)		14,509,000

TOTAL INVESTMENTS (cost $267,911,034)(1)	101.0%	293,999,777

Liabilities in excess of other assets	(1.0)	(2,783,811)

NET ASSETS	100.0%	$291,215,966

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2004 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 92.4%
Banks — 11.7%
Bank of America Corp.	392,900	$33,400,429
Washington Mutual, Inc.	571,500	22,174,200

		55,574,629

Broadcasting & Media — 12.4%
Comcast Corp.†	584,500	16,015,300
Comcast Corp., Class A†	283,400	7,595,120
Liberty Media Corp., Class A†	1,637,000	13,881,760
Time Warner, Inc.†	1,289,200	21,465,180

		58,957,360

Computer Software — 3.0%
First Data Corp.	320,000	14,275,200

Electronics — 5.7%
Applied Materials, Inc.†	1,582,400	26,853,328

Energy Sources — 6.5%
ConocoPhillips	204,800	16,132,096
Shell Transport & Trading Co., PLC Sponsored ADR	338,600	14,830,680

		30,962,776

Financial Services — 17.0%
Citigroup, Inc.	173,800	7,662,842
Fannie Mae	719,700	51,069,912
Freddie Mac @	343,200	22,071,192

		80,803,946

Food, Beverage & Tobacco — 8.4%
Altria Group, Inc.	384,200	18,287,920
Anheuser-Busch Cos., Inc.	260,000	13,494,000
UST, Inc.	211,000	8,007,450

		39,789,370

Health Services — 2.4%
Quest Diagnostics, Inc.	138,020	11,328,682

Medical Products — 2.6%
Baxter International, Inc.	414,700	12,470,029

Pharmaceuticals — 13.1%
Bristol-Myers Squibb Co.	629,300	14,410,970
Medco Health Solutions Inc.†	212,300	6,432,690
Merck & Co., Inc.	298,600	13,541,510
Pfizer, Inc.	877,000	28,028,920

		62,414,090

Retail — 6.0%
Gap, Inc.	620,300	14,080,810
Home Depot, Inc.	424,000	14,297,280

		28,378,090

Telecommunications — 3.6%
SBC Communications, Inc.	678,800	17,200,792

Total Investment Securities - 92.4% (cost $428,980,713)		439,008,292

SHORT-TERM SECURITIES — 4.5%
Cayman Island Time Deposit with State Street Bank & Trust Co. 0.75% due 08/02/04@ (cost $21,246,000)	$21,246,000	21,246,000

REPURCHASE AGREEMENTS — 3.9%
UBS Warburg, LLC Joint Repurchase Agreement(2)@	5,895,000	5,895,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $12,750,372 and collateralized by $11,405,000 of United States Treasury Bonds, bearing interest at 6.25%, due 05/15/30 and having an approximate aggregate value of $13,006,353@	12,750,000	12,750,000

Total Repurchase Agreements (cost $18,645,000)		18,645,000

TOTAL INVESTMENTS (cost $468,871,713)(1)	100.8%	478,899,292

Liabilities in excess of other assets	(0.8)	(3,765,963)

NET ASSETS	100.0%	$475,133,329

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

(2)   See Note 2 for details of Joint Repurchase Agreement

ADR - American Depository Receipt

@    The security or a portion thereof represents collateral for the following open futures contracts:

Open Future Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of July 31, 2004	Unrealized Appreciation (Depreciation)
51 Long	S&P 500 Index	August 2004	$14,027,550	$14,039,025	$11,475

See Notes to Portfolio of Investments

FOCUSED MULTI-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2004 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 94.2%
Apparel & Textiles — 2.7%
V. F. Corp.	329,500	$16,478,295

Automotive — 3.4%
AutoZone, Inc.†	265,300	20,481,160

Banks — 9.8%
Golden West Financial Corp.	149,700	16,004,427
North Fork Bancorp., Inc.	400,300	15,631,715
SunTrust Banks, Inc.	418,000	27,567,100

		59,203,242

Broadcasting & Media — 6.3%
Liberty Media International, Inc.†	336,550	10,493,629
New York Times Co., Class A	662,200	27,547,520

		38,041,149

Communication Equipment — 2.5%
Nokia Oyj Sponsored ADR	1,285,600	14,938,672

Electronics — 7.4%
AVX Corp.	1,502,800	18,739,916
Emerson Electric Co.	428,300	25,997,810

		44,737,726

Energy Sources — 5.8%
Devon Energy Corp.	213,600	14,843,064
Encana Corp.	446,100	19,771,152

		34,614,216

Financial Services — 3.3%
CIT Group, Inc.	437,400	15,204,024
Instinet Group, Inc.†	1,000,000	4,470,000

		19,674,024

Food, Beverage & Tobacco — 4.5%
Kraft Foods, Inc., Class A	884,300	27,015,365

Insurance — 9.0%
Assurant, Inc.	556,300	13,573,720
Marsh & McLennan Cos., Inc.	594,200	26,370,596
MGIC Investment Corp.	199,900	14,192,900

		54,137,216

Leisure & Tourism — 2.3%
Outback Steakhouse, Inc.	343,600	13,953,596

Machinery — 2.4%
Alamo Group, Inc.	897,509	14,575,546

Metals & Mining — 3.8%
Martin Marietta Materials, Inc.	525,535	22,992,157

Multi-Industry — 4.9%
Hutchison Whampoa, Ltd.	4,392,000	29,561,728

Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	756,400	17,321,560
Sankyo Co., Ltd.	824,100	17,824,187

		35,145,747

Real Estate Companies — 9.5%
Forest City Enterprises, Inc., Class A	653,950	34,266,980
St. Joe Co.	531,600	22,869,432

		57,136,412

Real Estate Investment Trusts — 5.2%
Catellus Development Corp.	1,248,966	31,224,150

Telecommunications — 2.6%
ALLTEL Corp.	303,400	15,776,800

Transportation — 2.9%
Union Pacific Corp.	307,800	17,341,452

Total Common Stock (cost $530,111,662)		567,028,653

EXCHANGE TRADED FUNDS — 3.8%
Financial Services — 3.8%
SPDR Trust Series 1 (Cost $23,491,702)	211,000	23,383,020

RIGHTS — 0.1%
Broadcasting & Media — 0.1%
Liberty Media International, Inc. Expires 01/23/04† (cost $0)	67,310	404,533

Total Investment Securities - 98.2% (cost $553,603,364)		590,816,206

REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.60%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $9,833,492 and collateralized by $10,060,000 of United States Treasury Bonds, bearing interest at 5.25%, due 11/15/28 and having an approximate aggregate value of $10,035,464	$9,833,000	9,833,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.60%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $1,829,091 and collateralized by $1,680,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate aggregate value of $1,869,000	1,829,000	1,829,000

Total Repurchase Agreements (cost $11,662,000)		11,662,000

TOTAL INVESTMENTS (cost $565,265,364)(1)	100.1%	602,478,206

Liabilities in excess of other assets	(0.1)	(860,990)

NET ASSETS	100.0%	$601,617,216

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

Open Forward Foreign Currency Contracts

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation
USD 3,520,024	EUR 2,926,451	8/31/2004	$3,226
USD 7,033,538	EUR 5,845,547	8/31/2004	8,781
USD 4,395,733	EUR 3,657,214	8/31/2004	758
			$12,765

EUR - Euro

USD - United States Dollar

See Notes to Portfolio of Investments

FOCUSED 2000 VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2004 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 91.5%
Apparel & Textiles — 1.7%
Jones Apparel Group, Inc.	225,200	$8,411,220

Automotive — 2.9%
Delphi Corp.	609,100	5,792,541
Superior Industries International, Inc.	250,000	8,172,500

		13,965,041

Banks — 3.1%
Brookline Bancorp, Inc.	450,000	6,403,500
Washington Federal, Inc.	350,000	8,767,500

		15,171,000

Broadcasting & Media — 3.0%
R.H. Donnelley Corp.†	158,100	7,174,578
Valassis Communications, Inc.†	264,000	7,719,360

		14,893,938

Business Services — 4.8%
BearingPoint, Inc.†	999,200	8,253,392
BISYS Group, Inc.†	548,300	7,484,295
Jacobs Engineering Group, Inc.	190,000	7,596,200

		23,333,887

Chemicals — 4.8%
Georgia Gulf Corp.	173,400	6,164,370
Lubrizol Corp.	250,000	8,657,500
Spartech Corp.	358,700	8,572,930

		23,394,800

Computers & Business Equipment — 1.1%
Advanced Digital Information Corp.†	620,000	5,530,400

Computer Software — 0.5%
Pinnacle Systems, Inc.†	600,000	2,370,000

Energy Services — 5.6%
Alliant Energy Corp.	437,400	11,333,034
ENSCO International, Inc.	280,100	8,433,811
Patterson-UTI Energy, Inc.	420,000	7,656,600

		27,423,445

Energy Sources — 3.3%
Forest Oil Corp.†	275,000	7,779,750
Sunoco, Inc.	125,600	8,562,152

		16,341,902

Financial Services — 5.2%
A.G. Edwards, Inc.	216,200	7,026,500
Apollo Investment Corp.†	558,500	7,612,355
CIT Group, Inc.	151,000	5,248,760
Moneygram International, Inc.†	301,800	5,643,660

		25,531,275

Food, Beverage & Tobacco — 3.4%
American Italian Pasta Co., Class A	200,000	5,882,000
Loews Corp. - Carolina Group	98,200	2,333,232
Smithfield Foods, Inc.†	296,500	8,402,810

		16,618,042

Forest Products — 1.9%
Rayonier, Inc.	210,000	9,235,800

Health Services — 1.6%
Tenet Healthcare Corp.†	681,700	7,621,406

Housing & Household Durables — 1.7%
Beazer Homes USA, Inc.	89,600	8,368,640

Insurance — 9.4%
Allmerica Financial Corp.†	220,200	6,564,162
Assured Guaranty, Ltd.†	479,650	8,273,963
Old Republic International Corp.	310,000	7,219,900
Radian Group, Inc.	170,300	7,837,206
UnumProvident Corp.	591,600	9,436,020
White Mountains Insurance Group, Ltd.	12,820	6,480,510

		45,811,761

Internet Content — 3.1%
Earthlink, Inc.†	780,100	7,699,587
McAfee, Inc.†	410,785	7,385,914

		15,085,501

Internet Software — 2.4%
Internet Security Systems, Inc.†	400,000	6,128,000
Verity, Inc.†	500,000	5,565,000

		11,693,000

Leisure & Tourism — 2.4%
AirTran Holdings, Inc.†	391,900	4,369,685
GTECH Holdings Corp.	172,700	7,317,299

		11,686,984

Machinery — 2.7%
Global Power Equipment Group, Inc.†	955,900	6,700,859
Joy Global, Inc.	225,000	6,680,250

		13,381,109

Manufacturing — 1.1%
Mine Safety Appliances Co.	150,000	5,572,500

Multi-Industry — 1.6%
Federal Signal Corp.	473,800	8,059,338

Pharmaceuticals — 1.5%
Express Scripts, Inc., Class A†	109,100	7,156,960

Real Estate Companies — 2.8%
LNR Property Corp.	129,600	6,999,696
MI Developments, Inc.	282,900	6,467,094

		13,466,790

Real Estate Investment Trusts — 4.6%
American Financial Realty Trust†	579,200	7,674,400
Home Properties, Inc.	200,000	7,520,000
Ventas, Inc.	284,200	7,252,784

		22,447,184

Retail — 8.3%
Big Lots, Inc.†	575,000	7,038,000
BJ’s Wholesale Club, Inc.†	343,500	8,006,985
Hollywood Entertainment Corp.†	418,800	5,406,708
Sears, Roebuck & Co.	373,500	13,699,980
SUPERVALU, Inc.	215,000	6,140,400

		40,292,073

Telecommunications — 1.7%
CenturyTel, Inc.	262,200	8,125,578

Transportation — 5.3%
CSX Corp.	366,400	11,468,320
Laidlaw International, Inc.†	550,000	7,727,500
Teekay Shipping Corp.	168,900	6,718,842

		25,914,662

Total Investment Securities - 91.5% (cost $416,293,088)		446,904,236

SHORT-TERM SECURITIES — 5.5%
Prudential Funding Corp. 1.29% due 08/02/04	$13,700,000	13,699,509
UBS Finance Delaware, LLC 6.56% due 08/02/04	13,000,000	12,999,523

Total Short-Term Securities (cost $26,699,032)		26,699,032

REPURCHASE AGREEMENTS — 3.3%
Agreement with State Street Bank & Trust Co., bearing interest at 1.24%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $9,592,991 and collateralized by $9,795,000 of United States Treasury Notes, bearing interest at 1.63%, due 09/30/05 and having an approximate aggregate value of $9,784,872	9,592,000	9,592,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $6,636,458 and collateralized by $6,065,000 of United States Treasury Bonds, bearing interest at 6.13%, due 11/15/27 and having an approximate aggregate value of $6,770,056	6,636,265	6,636,265

Total Repurchase Agreements (cost $16,228,265)		16,228,265

TOTAL INVESTMENTS (cost $459,220,385)(1)	100.3%	489,831,533

Liabilities in excess of other assets	(0.3)	(1,581,360)

NET ASSETS	100.0%	$488,250,173

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2004 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.0%
Banks — 3.0%
Washington Mutual, Inc.	327,500	$12,707,000

Broadcasting & Media — 6.5%
Liberty Media Corp., Class A†	1,572,000	13,330,560
Time Warner, Inc.†	831,500	13,844,475

		27,175,035

Communication Equipment — 4.7%
QUALCOMM, Inc.	282,908	19,543,285

Computer Software — 7.7%
Electronic Arts, Inc.†	339,412	17,014,724
First Data Corp.	348,000	15,524,280

		32,539,004

Electronics — 6.1%
Samsung Electronics Co., Ltd.	71,670	25,533,011

Energy Sources — 6.3%
Exxon Mobil Corp.	302,700	14,015,010
Petroleo Brasileiros SA ADR	438,600	12,403,608

		26,418,618

Financial Services — 14.2%
Citigroup, Inc.	280,200	12,354,018
Countrywide Financial Corp.	111,289	8,023,937
E*TRADE Financial Corp.†	1,063,600	11,774,052
Fannie Mae	196,700	13,957,832
SLM Corp.	360,285	13,662,007

		59,771,846

Food, Beverage & Tobacco — 3.0%
Anheuser-Busch Cos., Inc.	245,000	12,715,500

Health Services — 4.5%
UnitedHealth Group, Inc.	297,732	18,727,343

Household Products — 2.9%
Colgate-Palmolive Co.	230,000	12,236,000

Housing & Household Durables — 3.4%
Lennar Corp., Class A	333,628	14,239,243

Internet Content — 2.4%
IAC/InterActiveCorp†	366,600	10,008,180

Machinery — 3.4%
Caterpillar, Inc.	191,814	14,096,411

Medical Products — 3.4%
Boston Scientific Corp.†	371,488	14,213,131

Pharmaceuticals — 13.5%
Bristol-Myers Squibb Co.	592,200	13,561,380
Genentech, Inc.†	353,174	17,192,510
Merck & Co., Inc.	295,700	13,409,995
Pfizer, Inc.	392,300	12,537,908

		56,701,793

Retail — 6.5%
Gap, Inc.	590,000	13,393,000
Home Depot, Inc.	407,500	13,740,900

		27,133,900

Telecommunications — 6.5%
ALLTEL Corp.	292,000	15,184,000
Nextel Communications, Inc., Class A†	540,000	12,290,400

		27,474,400

Total Investment Securities - 98.0% (cost $375,004,242)		411,233,700

REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $2,475,072 and collateralized by $2,470,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 4.63%, due 08/13/04 and having an approximate aggregate value of $2,524,627	$2,475,000	2,475,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $3,317,097 and collateralized by $3,045,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate aggregate value of $3,387,563	3,317,000	3,317,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $2,053,060 and collateralized by $1,315,000 of United States Treasury Bonds, bearing interest at 11.25%, due 02/15/15 and having an approximate aggregate value of $2,099,069	2,053,000	2,053,000

Total Repurchase Agreements (cost $7,845,000)		7,845,000

TOTAL INVESTMENTS (cost $382,849,242)(1)	99.9%	419,078,700

Other assets less liabilities	0.1	253,752

NET ASSETS	100.0%	$419,332,452

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2004 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 95.2%
Australia — 3.2%
Australia & New Zealand Banking Group, Ltd. (Finance)	482,800	$6,120,126

Canada — 1.7%
Coolbrands International, Inc. (Consumer Staples)†	361,900	3,263,769

Finland — 2.8%
Metso Corp. (Industrial & Commercial)	402,500	5,216,934

France — 9.1%
Societe Generale (Finance)	75,700	6,207,417
Suez (Industrial & Commercial)	317,200	6,262,345
Vivendi Universal SA (Information & Entertainment)†	191,900	4,792,280
		17,262,042
Germany — 12.1%
Bayerische Motoren Werke AG (Consumer Discretionary)	180,300	8,003,650
E.ON AG (Utilities)	61,400	4,365,228
Pfeiffer Vacuum Technology AG (Industrial & Commercial)	107,100	4,261,053
ThyssenKrupp AG (Materials)	351,600	6,265,097
		22,895,028
Hungary — 3.6%
OTP Bank Rt. GDR (Finance)†	165,000	6,798,000

Ireland — 4.2%
Bank Of Ireland BN (Finance)	618,500	8,016,580

Japan — 19.2%
Jaccs Co. (Finance)	1,000,000	5,557,804
Mitsui Mining & Smelting Co., Ltd. (Materials)†	1,409,000	5,752,831
Nissan Motor Co., Ltd. (Consumer Discretionary)	625,100	6,757,230
Softbank Corp. (Information Technology)	147,500	5,199,874
Takeda Chemical Industries, Ltd. (Healthcare)	189,700	8,888,322
TDK Corp. (Information Technology)	59,100	4,092,540
		36,248,601
Mexico — 3.4%
Grupo Televisa SA de CV Sponsored ADR (Information & Entertainment)	134,600	6,326,200

Spain — 2.9%
Repsol YPF SA (Energy)	260,400	5,522,939

Sweden — 6.2%
Ericsson LM Telecommunications Co., Class B (Information Technology)†	2,096,900	5,600,549
Volvo AB, Class B (Consumer Discretionary)	170,500	6,108,802
		11,709,351
Switzerland — 3.1%
Novartis AG (Healthcare)†	130,100	5,815,291

United Kingdom — 23.7%
Diageo, PLC (Consumer Staples)	653,800	8,113,952
Enodis, PLC (Industrial & Commercial)	3,601,300	5,967,911
Galen Holdings, PLC (Healthcare)	469,800	5,133,173
GlaxoSmithKline, PLC (Healthcare)	394,100	8,016,435
Kingfisher, PLC (Consumer Discretionary)	1,174,800	6,075,807
Royal Bank of Scotland Group, PLC (Finance)	219,005	6,165,740
Vodafone Group, PLC (Information Technology)	2,394,500	5,199,899
		44,672,917

Total Investment Securities — 95.2% (cost $174,021,204)		179,867,778

REPURCHASE AGREEMENTS — 1.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $3,825,112 and collateralized by $3,425,000 of United States Treasury Bonds, bearing interest at 6.25%, due 05/15/30 and having an approximate value of $3,905,897	$3,825,000	3,825,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $1,798,052 and collateralized by $1,685,000 of United States Treasury Notes, bearing interest at 6.88%, due 05/15/06 and having an approximate value of $1,833,983	1,798,000	1,798,000

Total Repurchase Agreements (cost $5,623,000)		5,623,000

TOTAL INVESTMENTS (cost $182,351,108)(1)	99.6%	188,197,682
Other assets less liabilities	0.4	729,853

NET ASSETS	100.0%	$188,927,535

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

GDR - Global Depository Receipt

Open Forward Foreign Currency Contracts

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation

USD 5,406,000	GBP 3,000,000	07/12/2005	$85,146
USD 5,252,770	GBP 2,900,000	07/14/2005	109,961
			$195,107

GBP - Pound Sterling

USD - United States Dollar

See Notes to Portfolio of Investments

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS - July 31, 2004 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 92.2%
Broadcasting & Media — 8.6%
Getty Images, Inc.†	67,300	$3,675,926
Time Warner, Inc.†	227,400	3,786,210

		7,462,136

Communication Equipment — 6.3%
Avaya, Inc.†	178,800	2,619,420
Comverse Technology, Inc.†	169,600	2,893,376

		5,512,796

Computers & Business Equipment — 12.0%
Dell, Inc.†	174,600	6,193,062
Lexmark International Group, Inc.†	20,900	1,849,650
Research In Motion, Ltd.†	39,800	2,454,466

		10,497,178

Computer Software — 34.1%
Cisco Systems, Inc.†	148,500	3,097,710
Cognos, Inc.†	94,100	3,169,288
Electronic Arts, Inc.†	69,900	3,504,087
EMC Corp.†	216,400	2,373,908
Microsoft Corp.	256,150	7,290,029
NCR Corp.†	53,600	2,488,648
Oracle Corp.†	206,000	2,165,060
Red Hat, Inc.†	179,200	3,067,904
VERITAS Software Corp.†	133,200	2,538,792

		29,695,426

Electronics — 7.4%
Analog Devices, Inc.	39,500	1,568,150
Flextronics International, Ltd.†	228,400	2,870,988
Marvell Technology Group, Ltd.	87,200	2,024,784

		6,463,922

Financial Services — 4.3%
E*TRADE Financial Corp.†	337,800	3,739,446

Internet Content — 16.5%
eBay, Inc.†	44,100	3,454,353
HomeStore, Inc.†	869,100	3,063,578
McAfee, Inc.†	94,530	1,699,649
Yahoo!, Inc.†	201,440	6,204,352

		14,421,932

Telecommunications — 3.0%
Motorola, Inc.	162,800	2,593,404

Total Investment Securities - 92.2% (cost $77,464,268)		80,386,240

REPURCHASE AGREEMENTS — 3.3%
State Street Bank & Trust Co., Joint Repurchase Agreement(2)	225,000	$225,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.60%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $2,336,117 and collateralized by $2,145,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $2,386,313	2,336,000	2,336,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.60%, dated 07/30/04, to be repurchased 08/02/04 in the amount of $291,015 and collateralized by $300,000 of United States Treasury Bonds, bearing interest at 5.25%, due 11/15/28 and having an approximate value of $299,268	291,000	291,000

Total Repurchase Agreements (cost $2,540,000)		2,852,000

TOTAL INVESTMENTS (cost $80,316,268)(1)	95.5%	83,238,240

Other assets less liabilities	4.5	3,929,727

NET ASSETS	100.0%	$87,167,967

†      Non-income producing securities

(1)   See Note 4 for cost of investments on a tax basis

(2)   See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY

PORTFOLIO OF INVESTMENTS - July 31, 2004 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.9%
Automotive — 5.9%
General Motors Corp.	139,479	$6,017,124
Johnson Controls, Inc.	129,614	7,316,710

		13,333,834

Business Services — 10.9%
Avery Dennison Corp.	134,422	8,141,940
Bemis Co., Inc.	303,822	8,045,207
Genuine Parts Co.	226,071	8,529,659

		24,716,806

Chemicals — 6.1%
du pont (E.I.) de Nemours & Co.	163,225	6,997,456
Rohm and Haas Co.	175,664	6,886,029

		13,883,485

Computer Software — 3.5%
Automatic Data Processing, Inc.	190,589	8,000,926

Conglomerate — 3.6%
General Electric Co.	243,144	8,084,538

Electronics — 3.1%
Emerson Electric Co.	115,239	6,995,007

Energy Sources — 3.7%
Exxon Mobil Corp.	183,611	8,501,189

Financial Services — 6.3%
Citigroup, Inc.	154,225	6,799,780
J.P. Morgan Chase & Co.	203,879	7,610,803

		14,410,583

Food, Beverage & Tobacco — 20.3%
Altria Group, Inc.	138,237	6,580,081
Anheuser-Busch Cos., Inc.	142,728	7,407,583
Brown-Forman Corp., Class B	160,006	7,441,879
ConAgra Foods, Inc.	284,875	7,406,750
McCormick & Co., Inc.	252,089	9,017,224
Wm. Wrigley Jr. Co.	134,334	8,113,774

		45,967,291

Household Products — 6.9%
Clorox Co.	153,621	7,645,717
Colgate-Palmolive Co.	149,647	7,961,221

		15,606,938

Medical Products — 3.7%
Becton Dickinson & Co.	180,202	8,510,940

Pharmaceuticals — 11.7%
Abbott Laboratories	160,386	6,311,189
Bristol-Myers Squibb Co.	262,823	6,018,647
Merck & Co., Inc.	164,156	7,444,474
Pfizer, Inc.	212,982	6,806,905

		26,581,215

Retail Stores — 7.5%
Albertson’s, Inc.	332,575	8,111,504
Sherwin-Williams Co.	218,338	8,816,489

		16,927,993

Telecommunications — 5.7%
AT&T Corp.	372,923	5,631,138
SBC Communications, Inc.	286,630	7,263,204

		12,894,342

Total Investment Securities - 98.9% (cost $211,380,867)		224,415,087

REPURCHASE AGREEMENTS — 0.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $1,528,000)	1,528,000	$1,528,000

TOTAL INVESTMENTS (cost $212,908,867)(1)	99.6%	225,943,087

Other assets less liabilities	0.4	842,553

NET ASSETS	100.0%	$226,785,640

(1)   See Note 4 for cost of investments on a tax basis

(2)   See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – July 31, 2004 – (unaudited)

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Securities listed on the NASDAQ Stock Market are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. The investments of the Strategy Portfolios and other mutual funds held are valued at the closing net asset value per share of each underlying Fund. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable.  This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Fund’s Directors.

Note 2. Repurchase Agreements

As of July 31, 2004, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Focused Multi-Cap Growth Portfolio	0.52%	$753,000
Focused Technology Portfolio	0.16	225,000
Focused Dividend Strategy Portfolio	1.06	1,528,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated July 30, 2004, bearing interest at a rate of 1.24% per annum, with a principal amount of $144,576,000, a repurchase price of $144,590,940 and a maturity date of August 2, 2004.  The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate/ Discount Yield	Maturity Date	Principal Amount	Market Value

U.S. Treasury Bill	1.51%	11/18/04	$20,505,000	$20,402,475
U.S. Treasury Bill	1.43	10/21/04	40,960,000	40,806,400
U.S. Treasury Note	9.38	02/15/06	4,075,000	4,670,970
U.S. Treasury Note	6.00	08/15/04	19,830,000	20,403,583
U.S. Treasury Bond	8.88	08/15/17	14,370,000	20,405,400
U.S. Treasury Bond	8.13	08/15/21	14,905,000	20,401,219
U.S. Treasury Bond	7.50	11/15/16	16,230,000	20,404,486

In addition, at July 31, 2004, certain Portfolios held an undivided interest in two separate joint repurchase aggreements with UBS Warburg, LLC.  The first UBS Warburg, LLC joint repurchase agreement was held in the following Portfolio:

Portfolio	Percentage Interest	Principal Amount

Focused Large-Cap Value Portfolio	3.48%	$5,895,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated July 30, 2004, bearing interest at a rate of 1.30% per annum, with a principal amount of $169,355,000 a repurchase price of $169,373,347, and a maturity date of August 2, 2004.  The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value

U.S. Treasury Bond	8.50%	02/15/20	$75,530,000	$106,291,746
U.S. Treasury Bond	7.88	02/15/21	50,000,000	67,142,428

The second UBS Warburg, LLC joint repurchase agreement was held in the following Portfolio:

Portfolio	Percentage Interest	Principal Amount

Focused Multi-Cap Growth Portfolio	3.33%	$10,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated July 30, 2004, bearing interest at a rate of 1.30% per annum, with a principal amount of $300,000,000 a repurchase price of $300,032,500, and a maturity date of August 2, 2004.  The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value

U.S. Treasury Inflation Index Bonds	2.38%	01/15/25	$300,000,000	$299,390,625
U.S. Treasury Inflation Index Bonds	3.38	04/15/32	6,415,000	7,738,298

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the nine months ended July 31, 2004, transactions in securities of AIG were as follows:

Portfolio	Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2003
Focused Equity Strategy	Various AIG SunAmerica Funds*	$96,121	$123,860	$171,339,576
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	2,057,332	544,963	207,521,129
Focused Balanced Strategy	Various AIG SunAmerica Funds*	3,143,628	758,792	201,108,364
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	1,559,949	305,804	59,554,724
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	814,173	171,737	25,064,441
Focused Large-Cap Value	American International Group, Inc.	—	—	—

Portfolio	Security	Purchases	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Market Value at July 31, 2004
Focused Equity Strategy	Various AIG SunAmerica Funds*	$333,113,463	$1,227,831	$300,187	$10,204,690	$497,686,086
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	279,296,793	—	—	17,577,014	486,535,462
Focused Balanced Strategy	Various AIG SunAmerica Funds*	240,174,700	21,174,694	3,078,293	8,130,054	430,016,658
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	36,229,548	11,179,410	1,551,229	95,594	85,319,639
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	27,178,871	15,809,818	260,484	(368,336)	36,991,394
Focused Large-Cap Value	American International Group, Inc.	8,024,000	8,026,805	2,805	—	—

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of July 31, 2004, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
Cost	$487,546,173	$468,958,480	$421,939,281	$85,233,091	$37,430,485
Appreciation	13,674,566	19,018,835	11,639,490	1,164,663	60,043
Depreciation	(3,534,653)	(1,441,853)	(3,562,112)	(1,078,114)	(499,134)
Net unrealized appreciation (depreciation)	$10,139,913	$17,576,982	$8,077,378	$86,548	$(439,091)

	Focused Large-Cap Growth Portfolio	Focused Multi- Cap Growth Portfolio	Focused 2000 Growth Portfolio	Focused Large- Cap Value Portfolio	Focused Multi- Cap Value Portfolio
Cost	$1,580,897,468	$300,730,457	$267,911,034	$469,904,748	$569,112,259
Appreciation	300,982,962	40,448,742	45,552,535	24,680,078	68,777,456
Depreciation	(58,843,745)	(18,003,188)	(19,463,793)	(15,685,535)	(35,411,509)
Net unrealized appreciation (depreciation)	$242,139,217	$22,445,554	$26,088,742	$8,994,543	$33,365,947

	Focused 2000 Value Portfolio	Focused Growth and Income Portfolio	Focused International Equity Portfolio	Focused Technology Portfolio	Focused Dividend Strategy Portfolio
Cost	$459,220,385	$382,998,741	$182,437,613	$81,239,655	$216,441,070
Appreciation	42,890,580	53,050,872	14,749,845	6,959,880	19,050,446
Depreciation	(12,279,432)	(16,970,914)	(8,989,776)	(4,961,295)	(9,548,429)
Net unrealized appreciation (depreciation)	$30,611,148	$36,079,958	$5,760,069	$1,998,585	$9,502,017

ADDITIONAL INFORMATION

Additional information is available without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)     An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures.  Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective

b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant of Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ Robert M. Zakem
Robert M. Zakem
President

Date: September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Zakem
Robert M. Zakem
President

Date: September 28, 2004

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: September 28, 2004